SEVEN CANYONS STRATEGIC GLOBAL FUND

PORTFOLIO OF INVESTMENTS

December 31, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (89.47%)
Airlines (0.30%)
Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	8,500	$71,060

Airport Services (1.33%)
Grupo Aeroportuario del Centro Norte SAB de CV	41,300	317,531

Application Software (12.01%)
Appier Group, Inc.(a)	91,900	950,931
Atoss Software AG	1,500	223,509
Cliq Digital AG	6,000	161,851
Dropsuite, Ltd.(a)	928,100	113,742
EMRO, Inc.(a)	18,400	191,348
GK Software SE	3,000	423,897
Hyundai Ezwel Co., Ltd.	101,900	550,397
SmartCraft ASA(a)	146,839	260,500
Total Application Software		2,876,175

Asset Management & Custody Banks (0.49%)
JTC PLC(b)(c)	13,100	118,463

Automotive Retail (0.53%)
Halfords Group PLC	50,600	127,852

Cable & Satellite (0.74%)
GTPL Hathway, Ltd.(b)(c)	104,968	177,125

Consumer Finance (5.20%)
Arman Financial Services Ltd Private Placement CCD(a)(d)(e)(f)	14,634	250,754
Arman Financial Services, Ltd.(a)	35,501	617,095
Kaspi.KZ JSC, GDR(c)	5,300	378,950
Total Consumer Finance		1,246,799

Data Processing & Outsourced Services (11.91%)
Boku, Inc.(a)(b)(c)	203,000	342,358
Datamatics Global Services, Ltd.	119,300	399,517
iEnergizer, Ltd.	370,317	1,799,742
My EG Services Bhd	1,581,300	312,311
Total Data Processing & Outsourced Services		2,853,928

Department Stores (1.69%)
Mitra Adiperkasa Tbk PT(a)	4,370,000	405,630

	Shares	Value (Note 2)
Distillers & Vintners (0.97%)
Radico Khaitan, Ltd.	18,900	$231,287

Distributors (7.80%)
Inter Cars SA	8,584	903,197
Sirca Paints India, Ltd.(b)(c)	118,856	965,445
Total Distributors		1,868,642

Diversified Support Services (1.16%)
Prestige International, Inc.	50,400	278,805

Drug Retail (0.78%)
Corporativo Fragua SAB de CV	5,993	107,641
Shop Apotheke Europe NV(a)(b)(c)	1,700	80,270
Total Drug Retail		187,911

Electronic Components (0.44%)
M3 Technology, Inc.	35,000	106,017

Electronic Equipment & Instruments (0.39%)
VIGO PHOTONICS SA(a)	900	92,848

Environmental & Facilities Services (1.58%)
Antony Waste Handling Cell, Ltd.(a)(b)(c)	102,000	377,892

Financial Exchanges & Data (1.09%)
OTC Markets Group, Inc., Class A	4,600	261,740

Health Care Equipment (2.98%)
Inmode, Ltd.(a)	3,100	110,670
Revenio Group Oyj	6,431	265,724
Semler Scientific, Inc.(a)	10,200	336,600
Total Health Care Equipment		712,994

Health Care Facilities (0.27%)
M1 Kliniken AG(a)	6,700	64,978

Health Care Supplies (1.26%)
Tristel PLC	64,025	301,873

Health Care Technology (0.65%)
Mental Health Technologies Co., Ltd.(a)	19,200	155,952

Human Resource & Employment Services (1.72%)
Veteranpoolen AB, Class B	135,369	412,534

Industrial Machinery (0.78%)
Norma Group SE	10,200	185,615

Integrated Telecommunication Services (0.91%)
Ooma, Inc.(a)	16,000	217,920

	Shares	Value (Note 2)
Interactive Media & Services (1.08%)
Wirtualna Polska Holding SA(c)	11,208	$258,370

Internet & Direct Marketing Retail (5.11%)
Ci Medical Co., Ltd.	10,200	393,264
Koukandekirukun, Inc.(a)	9,200	314,401
momo.com, Inc.	12,480	260,681
Victorian Plumbing Group PLC(a)	274,500	255,531
Total Internet & Direct Marketing Retail		1,223,877

Internet Services & Infrastructure (1.41%)
E-Guardian, Inc.	16,600	338,350

Investment Banking & Brokerage (3.25%)
flatexDEGIRO AG(a)	39,800	269,511
JDC Group AG(a)	14,400	258,192
M&A Capital Partners Co., Ltd.(a)	7,100	249,669
Total Investment Banking & Brokerage		777,372

IT Consulting & Other Services (0.95%)
Oro Co., Ltd.	15,800	228,019

Life Sciences Tools & Services (2.33%)
Linical Co., Ltd.	50,400	264,980
PolyPeptide Group AG(a)(b)(c)	10,700	293,002
Total Life Sciences Tools & Services		557,982

Oil & Gas Equipment & Services (1.90%)
Schoeller-Bleckmann Oilfield Equipment AG	7,295	454,478

Oil & Gas Exploration & Production (1.10%)
Parex Resources, Inc.	17,700	263,408

Packaged Foods & Meats (1.39%)
Manorama Industries, Ltd.(a)	27,000	333,543

Pharmaceuticals (1.69%)
Granules India, Ltd.	105,202	405,396

Publishing (0.92%)
Future PLC	14,400	220,572

Semiconductors (2.19%)
Everspin Technologies, Inc.(a)	39,000	216,840
Silergy Corp.	21,600	306,759
Total Semiconductors		523,599

Specialized Consumer Services (1.65%)
Perfect Medical Health Management, Ltd.	750,632	394,288

	Shares	Value (Note 2)
Specialty Chemicals (0.85%)
Chongqing Zaisheng Technology Corp., Ltd., Class A	267,540	$203,204

Technology Distributors (3.91%)
Richardson Electronics, Ltd./United States	43,900	936,387

Trading Companies & Distributors (2.25%)
Rush Enterprises, Inc., Class A	5,200	271,856
Thermador Groupe	2,900	267,590
Total Trading Companies & Distributors		539,446

Trucking (0.51%)
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA(a)	50,600	122,481

TOTAL COMMON STOCKS
(Cost $20,461,829)		21,432,343

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENT (3.55%)

State Street Institutional US Government Money Market Fund, Investor Class	4.019%	849,642	$849,642
			849,642
TOTAL SHORT TERM INVESTMENT
(Cost $849,642)			849,642

TOTAL INVESTMENTS (93.02%)
(Cost $21,311,471)			$22,281,985

OTHER ASSETS IN EXCESS OF LIABILITIES (6.98%)			1,672,799

NET ASSETS (100.00%)			$23,954,784

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022 the fair value of securities restricted under Rule 144A in the aggregate was $2,354,555, representing 9.83% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2022, the fair value of those securities was $2,991,875 representing 12.49% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Portfolio of Investments section.
(e)	Security deemed to be restricted as of December 31, 2022. As of December 31, 2022, the fair value of restricted securities in the aggregate was $250,754, representing 1.05% of the Fund’s net assets. Additional information on restricted securities can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.

(f)	Security deemed to be illiquid under the procedures approved by the Fund's Board of Trustees. As of December 31, 2022, the fair value of illiquid securities in the aggregate was $250,754, representing 1.05% of the Fund's net assets.

At December 31, 2022, Seven Canyons Strategic Global Fund's investments, excluding short-term investments, were in the following countries:

Country	% of Total Market Value
Australia	0.5
Austria	2.2
Brazil	0.5
Canada	1.2
China	2.4
Finland	1.2
France	1.3
Germany	7.4
Great Britain	4.2
Hong Kong	1.9
India	23.9
Indonesia	1.9
Israel	0.5
Japan	14.8
Jersey	0.5
Kazakhstan	1.8
Malaysia	1.5
Mexico	2.3
Netherlands	0.4
Norway	1.2
Poland	5.9
South Korea	3.5
Sweden	1.9
Switzerland	1.4
Taiwan	1.7
United States	14.0
100.0

SEVEN CANYONS WORLD INNOVATORS FUND

PORTFOLIO OF INVESTMENTS

December 31, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (90.38%)
Advertising (0.98%)
YouGov PLC	78,700	$970,477

Agricultural Products (1.01%)
Winfarm SAS(a)	61,868	993,395

Airlines (0.42%)
Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	50,000	418,000

Airport Services (1.66%)
Grupo Aeroportuario del Centro Norte SAB de CV	212,900	1,636,860

Application Software (25.65%)
Appier Group, Inc.(a)	355,000	3,673,346
Atoss Software AG	8,300	1,236,751
Bigtincan Holdings, Ltd.(a)	2,207,800	796,687
Cliq Digital AG	26,500	714,844
Dropsuite, Ltd.(a)	4,000,000	490,213
Esker SA	7,100	1,195,506
Freee KK(a)	55,100	1,229,296
GK Software SE	35,430	5,006,219
Kaonavi, Inc.(a)	122,600	2,218,645
Lectra	41,200	1,552,404
Lime Technologies AB	49,608	1,093,436
Route Mobile, Ltd.(a)	32,800	481,949
Skyfii, Ltd.(a)	14,497,184	483,651
Smaregi, Inc.(a)	143,000	2,307,787
SmartCraft ASA(a)	1,337,086	2,372,056
Truecaller AB(a)	148,200	465,271
Total Application Software		25,318,061

Asset Management & Custody Banks (0.50%)
JTC PLC(b)(c)	54,900	496,460

Auto Parts & Equipment (0.56%)
hGears AG(a)	70,663	547,640

Automotive Retail (0.27%)
Halfords Group PLC	105,852	267,458

	Shares	Value (Note 2)
Biotechnology (1.62%)
Abcam PLC, ADR(a)	102,700	$1,598,012

Consumer Finance (1.87%)
Arman Financial Services, Ltd. Private Placement CCD(a)(d)(e)(f)	75,609	1,295,564
Kaspi.KZ JSC, GDR(c)	7,700	550,550
Total Consumer Finance		1,846,114

Data Processing & Outsourced Services (5.75%)
Boku, Inc.(a)(b)(c)	795,354	1,341,359
iEnergizer, Ltd.	659,500	3,205,172
My EG Services Bhd	5,687,300	1,123,258
Total Data Processing & Outsourced Services		5,669,789

Department Stores (2.04%)
Mitra Adiperkasa Tbk PT(a)	21,682,800	2,012,632

Diversified Support Services (1.21%)
Prestige International, Inc.	216,600	1,198,199

Drug Retail (0.49%)
Shop Apotheke Europe NV(a)(b)(c)	10,200	481,617

Electrical Components & Equipment (1.42%)
Arcure SA(a)(f)	178,198	419,653
DiscoverIE Group PLC	110,729	978,564
Total Electrical Components & Equipment		1,398,217

Electronic Equipment & Instruments (0.65%)
Catapult Group International, Ltd.(a)	1,293,400	642,847

Health Care Equipment (3.91%)
Jeisys Medical, Inc.(a)	257,700	1,736,342
Revenio Group Oyj	35,471	1,465,634
Surgical Science Sweden AB(a)	41,425	653,837
Total Health Care Equipment		3,855,813

Health Care Facilities (0.28%)
M1 Kliniken AG(a)	28,000	271,551

Health Care Supplies (1.72%)
Advanced Medical Solutions Group PLC	543,392	1,701,467

Health Care Technology (2.58%)
Cogstate, Ltd.(a)	1,134,302	1,513,690
Mental Health Technologies Co., Ltd.(a)	80,800	656,300

	Shares	Value (Note 2)
Health Care Technology (continued)
Mentice AB(a)	104,669	$379,161
Total Health Care Technology		2,549,151

Hotels, Resorts & Cruise Lines (0.86%)
Trainline PLC(a)(b)(c)	257,000	853,187

Industrial Machinery (0.54%)
Norma Group SE	29,400	535,009

Interactive Media & Services (0.50%)
Trustpilot Group PLC(a)(b)(c)	425,300	496,173

Internet & Direct Marketing Retail (5.69%)
Auction Technology Group PLC(a)	58,600	532,753
Ci Medical Co., Ltd.	55,400	2,135,965
Creema, Ltd.(a)	60,500	203,295
Koukandekirukun, Inc.(a)	27,000	922,699
momo.com, Inc.	36,000	751,964
Victorian Plumbing Group PLC(a)	1,147,200	1,067,924
Total Internet & Direct Marketing Retail		5,614,600

Internet Services & Infrastructure (1.72%)
E-Guardian, Inc.	83,500	1,701,939

Investment Banking & Brokerage (5.83%)
flatexDEGIRO AG(a)	166,900	1,130,187
JDC Group AG(a)	200,000	3,585,995
M&A Capital Partners Co., Ltd.(a)	29,500	1,037,355
Total Investment Banking & Brokerage		5,753,537

IT Consulting & Other Services (0.72%)
Oro Co., Ltd.	49,300	711,477

Life Sciences Tools & Services (5.50%)
Ergomed PLC(a)	40,000	615,117
Frontage Holdings Corp.(a)(b)(c)	3,016,000	1,120,551
Linical Co., Ltd.	468,200	2,461,582
PolyPeptide Group AG(a)(b)(c)	44,800	1,226,773
Total Life Sciences Tools & Services		5,424,023

Movies & Entertainment (1.48%)
Thunderbird Entertainment Group, Inc.(a)	539,200	1,461,495

Oil & Gas Equipment & Services (7.34%)
Pason Systems, Inc.	324,000	3,814,299
Schoeller-Bleckmann Oilfield Equipment AG	54,991	3,425,937
Total Oil & Gas Equipment & Services		7,240,236

	Shares	Value (Note 2)
Other Diversified Financial Services (0.29%)
Hypoport SE(a)	2,700	$281,506

Pharmaceuticals (0.64%)
JCR Pharmaceuticals Co., Ltd.	49,000	627,621

Security & Alarm Services (0.33%)
Blackline Safety Corp.(a)	245,000	327,511

Semiconductors (2.43%)
Melexis NV	10,000	867,061
Silergy Corp.	77,200	1,096,381
X-Fab Silicon Foundries SE(a)(b)(c)	62,000	439,022
Total Semiconductors		2,402,464

Specialty Chemicals (1.15%)
Treatt PLC	150,000	1,133,396

Trucking (0.77%)
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA(a)	313,200	758,122

TOTAL COMMON STOCKS
(Cost $94,143,751)		89,196,056

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENT (10.14%)

State Street Institutional US Government Money Market Fund, Investor Class	4.019%	10,006,326	$10,006,326
			10,006,326
TOTAL SHORT TERM INVESTMENT
(Cost $10,006,326)			10,006,326

TOTAL INVESTMENTS (100.52%)
(Cost $104,150,077)			$99,202,382

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.52%)			(512,683)

NET ASSETS (100.00%)			$98,689,699

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022 the fair value of securities restricted under Rule 144A in the aggregate was $6,455,142, representing 6.54% of net assets.

(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2022, the fair value of those securities was $7,005,692, representing 7.10% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Portfolio of Investments section.
(e)	Security deemed to be restricted as of December 31, 2022. As of December 31, 2022, the fair value of restricted securities in the aggregate was $1,295,564, representing 1.31% of the Fund’s net assets. Additional information on restricted securities can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.
(f)	Security deemed to be illiquid under the procedures approved by the Fund's Board of Trustees. As of December 31, 2022, the fair value of illiquid securities in the aggregate was $1,715,217, representing 1.74% of the Fund's net assets.

At December 31, 2022, Seven Canyons World Innovators Fund's investments, excluding short-term investments, were in the following countries:

Country	% of Total Market Value
Australia	4.4
Austria	3.5
Belgium	1.5
Brazil	0.8
Canada	6.3
China	1.2
Finland	1.6
France	4.9
Germany	15.9
Great Britain	12.5
India	2.0
Indonesia	2.4
Japan	24.6
Jersey	0.6
Kazakhstan	0.6
Malaysia	1.3
Mexico	2.8
Netherlands	0.5
Norway	2.7
South Korea	2.0
Sweden	2.9
Switzerland	1.4
Taiwan	0.8
United States	2.8
100.0

Notes to Quarterly Portfolio of Investments
December 31, 2022 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Seven Canyons Strategic Global Fund (the “Strategic Global Fund”) and Seven Canyons World Innovators Fund (the “World Innovators Fund”)(each individually a “Fund” or collectively “Funds”). Prior to January 28, 2022, the Strategic Global Fund was known as the Seven Canyons Strategic Income Fund.

The Strategic Global and World Innovators Funds' primary investment objectives are long-term growth of capital. The Funds are each classified as diversified under the 1940 Act. The Strategic Global Fund currently offers Investor Class shares and the World Innovators Fund currently offers Investor Class and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board” or "Trustees") may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in preparation of its financial statements.

Investment Valuation: Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Equity securities that are primarily traded on foreign securities exchanges are valued at the last sale price or closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of a Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of valuation time, as provided by an independent pricing service approved by the Board.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2022:

SEVEN CANYONS STRATEGIC GLOBAL FUND

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock	$21,181,589	$–	$250,754	$21,432,343
Short Term Investment	849,642	–	–	849,642
Total	$22,031,231	$–	$250,754	$22,281,985

*	For a detailed Industry breakdown, see the accompanying Portfolio of Investments.

SEVEN CANYONS WORLD INNOVATORS FUND

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$87,900,492	$–	$1,295,564	$89,196,056
Short Term Investment	10,006,326	–	–	10,006,326
Total	$97,906,818	$–	$1,295,564	$99,202,382

*	For a detailed Industry breakdown, see the accompanying Portfolio of Investments.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Seven Canyons Strategic Global Fund	Common Stock	Total
Balance as of September 30, 2022	$243,003	$243,003
Accrued discount/ premium	-	-
Realized Gain/(Loss)	-	-
Change in Unrealized Appreciation/(Depreciation)	7,751	7,751
Purchases	-	-
Sales Proceeds	-	-
Transfer into Level 3	-	-
Transfer out of Level 3	-	-
Balance as of December 31, 2022	$250,754	$250,754

Seven Canyons World Innovators Fund	Common Stock	Total
Balance as of September 30, 2022	$1,255,515	$1,255,515
Accrued discount/ premium	-	-
Realized Gain/(Loss)	-	-
Change in Unrealized Appreciation/(Depreciation)	40,049	40,049
Purchases	-	-
Sales Proceeds	-	-
Transfer into Level 3	-	-
Transfer out of Level 3	-	-
Balance as of December 31, 2022	$1,295,564	$1,295,564

Quantitative information about Level 3 measurements as of September 30, 2022:

Seven Canyons Strategic Global Fund

Asset Class	Fair Value	Valuation Technique(s)	Unobservable Input(s)(a)	Value/Range
Common Stock	$250,754	Net Asset Value less Liquidity Discount	Estimated Liquidity Discount	10 - 30%

Seven Canyons World Innovators Fund

Asset Class	Fair Value	Valuation Technique(s)	Unobservable Input(s)(a)	Value/Range
Common Stock	$1,295,564	Net Asset Value less Liquidity Discount	Estimated Liquidity Discount	10 - 30%

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows: A change to a multiple may affect the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of the investment. For Liquidity Discount, a decrease in the multiple will result in an increase in fair value of the investment.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by the FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective interest method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Funds.

Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible re-evaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Foreign Exchange Transactions: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Distributions to Shareholders: The Funds normally pay dividends, if any, quarterly, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income a Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. The Funds may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

COVID-19 Risks: The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.